ACCOUNTING STANDARDS AND BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Summary of Effects of Variation in Prices of Price Index

The tables below show the evolution of these indexes in the last four years and as of December 31, 2019 according to official statistics (INDEC):

	As of December 31,
	2016	2017	2018	2019
Variation in Prices
Annual	34.6%	24.8%	47.6%	53.8%
Accumulated 3 years	102.3%	96.8%	148.0%	183.4%

Summary of Subsidiaries Included in Consolidation Process

The following chart details the subsidiaries included in the consolidation process:

		Percentage of direct or indirect investment in capital stock
Company	Main Activity	12/31/2019		12/31/2018		12/31/2017
Banco Supervielle S.A.	Commercial Bank	99.90	% (1)	99.89	% (1)	99.88	% (1)
Cordial Compañía Financiera S.A.	Financial Company	99.90%		99.90%		99.89%
Tarjeta Automática S.A.	Credit Card	99.99%		99.99%		99.99%
Supervielle Asset Management S.A.	Mutual Fund	100.00%		100.00%		100.00%
Sofital S.A.F. e I.I.	Real State	100.00%		100.00%		100.00%
Espacio Cordial de Servicios S.A.	Retail Services	100.00%		100.00%		100.00%
Supervielle Seguros S.A.	Insurance	100.00%		100.00%		100.00%
Micro Lending S.A.U.	Financial Company	100.00%		100.00%		—
InvertirOnline S.A.U.	Financial Broker	100.00%		100.00%		—
InvertirOnline.Com Argentina S.A.U.	Representations	100.00%		100.00%		—
Supervielle Productores Asesores de Seguros S.A.	Insurance Broker	100.00%		—		—
Bolsillo Digital S.A.U.	Fintech	100.00%		—		—
Futuros del Sur S.A.	Financial Broker	100.00%		—		—

(1)   Grupo Supervielle S.A.’s direct and indirect interest in Banco Supervielle S.A votes amounts to 99,87%,  99,87% and 99,86% as of 12/31/2019, 12/31/2018 and 12/31/2017 respectively.

Summary of Assets and Liabilities of Structured Entities

The following chart details the assets and liabilities of Structured Entities that have been consolidated by the Group as of December 31, 2019 and 2018:

	12/31/2019	12/31/2018
Assets
Loans	1,594,664	1,584,904
Financial assets	108,839	215,164
Other assets	291,691	194,075
Total Assets	1,995,194	1,994,143
Liabilities
Financial liabilities	1,424,480	1,374,000
Other liabilities	41,630	228,518
Total Liabilities	1,466,110	1,602,518

Cash and Cash Equivalents Include Cash and Highly Liquid Short-term Securities Maturities

Item	12/31/2019	12/31/2018	12/31/2017
Cash and due from banks	26,403,099	51,822,372	25,205,323
Debt securities at fair value through profit or loss	568,501	19,434,329	21,910,236
Money Market Funds	964,884	1,008,466	1,546,426
Cash and cash equivalents	27,936,484	72,265,167	48,661,985

Summary of Reconciliation Between Balances on Statement of Financial Position and Statement of Cash Flow

Items	12/31/2019	12/31/2018	12/31/2017
Cash and due from Banks
As per Statement of Financial Position	26,403,099	51,822,372	25,205,323
As per the Statement of Cash Flows	26,403,099	51,822,372	25,205,323
Debt securities at fair value through profit or loss
As per Statement of Financial Position	568,501	23,247,329	25,902,184
Securities not considered as cash equivalents	—	(3,813,000)	(3,991,948)
As per the Statement of Cash Flows	568,501	19,434,329	21,910,236
Money Market Funds
As per Statement of Financial Position – Other financial assets	2,096,866	2,612,157	3,674,741
Other financial assets not considered as cash equivalents	(1,131,982)	(1,603,691)	(2,128,315)
As per the Statement of Cash Flow	964,884	1,008,466	1,546,426

Schedule of reconciliation of financing activities

		Cash Flows		Other non-cash
Items	12/31/2018	Inflows	Outflows	movements	12/31/2019
Unsubordinated Negotiable Obligations	14,317,445	8,412,283	(17,365,599)	722,346	6,086,475
Subordinated Negotiable Obligations	2,128,759	—	(842,966)	834,095	2,119,888
Financing received from the Argentine Central Bank and other financial institutions	12,357,106	110,569,136	(113,905,868)	(2,777)	9,017,597
Lease Liabilities	—	—	(1,251,601)	2,197,990	946,389
Total	28,803,310	118,981,419	(133,366,034)	3,751,654	18,170,349

Summary of groupings by shared risk characteristics

Group	Parameter	Grouping
Retail Banking	Probability of Default	Personal loans (1)
Credit card loans (1)
Overdrafts
Documents
Mortgage loans and leasing
Refinancing
Other financings
	Loss Given Default	Personal loans
Credit card loans
Overdrafts
Mortgage loans and leasing
Refinancing
Other financings
Corporate Banking	Probability of Default (2)	Small companies
Medium companies
Big companies
Financial Area
	Loss Given Default	Overdrafts
Documents
Leasing
Unsecured loans
Other financings
Other receivables from financial transactions
Consumer Finance	Probability of Default	Closed credit cards
Open credit cards
Cash loans
Cash consumptions and directed loans
Refinancing
Tarjeta Automatica Personal loans
	Loss Given Default	Credit cards
Personal loans
Refinancing

(1)

For credit cards and personal loans, the breakdown per segment was added because there was enough materiality. The segments are: senior citizens, high income open market, high income payroll, non- high income open market, non-high income payroll, bussiness in retail banking, former senior cityzens and former payroll

(2)

Groups made to calculate the probability of default are carried out by company size, occasionally classified by economic activity in Stage 1.  For Stage 2 and Stage 3, the Probability of default is calculated including all segments of Corporate Banking due to the lack of materiality to perform a larger group.

Summary of Projected Evolution for Next Year of Main Macroeconomic Indicators

Parameter	Segment	Macroeconomic Indicator	Scenario 1	Scenario 2	Scenario 3
Probability of Default	Retail	Real Wage	0.21%	2.37%	(1.67)%
	Corporate	Interest Rate	32.48%	32.41%	40.55%
Loss Given Default	Consumer Finance	Monthly Economic Activiy Estimator	140.85	151.52	135.86
	Retail	Private sector real wage	50.28%	41.39%	51.63%

Summary of Scenario Probabilities

Scenario 1	80%
Scenario 2	10%
Scenario 3	10%

Summary of ECL Allowance Sensitivity to Future Macro economic Conditions

December 31, 2019
Reported ECL Allowance	6,751,939
Gross carrying amount	94,761,950
Reported ECL Coverage	7.13%

ECL amount by scenarios
Favorable scenario	6,702,980
Unfavorable scenario	6,779,811

Coverage ratio by scenarios
Favorable scenario	7.07%
Unfavorable scenario	7.15%

Summary of Useful Life of Property, Plant and Equipment

Property, plant and equipment	Estimated useful life
Buildings	50 Years
Furniture	10 Years
Machines and equipment	5 Years
Vehicles	5 Years
Others	5 Years

Summary of the main commissions earned
Commission	Frecuency of revenue recognition
Account maintenance	Monthly
Safe deposit boxes	Semi-annual
Issuing Bank	Event driven
Credit Card renewal	Annual
Check management	Event driven

IFRS 16 Leases [Member]
Disclosure of initial application of standards or interpretations [line items]
Summary of Measurement of Leases

Operating lease commitments disclosed as at December 31, 2018	1,933,167
Discounted using the lessee's incremental borrowing rate of at the date of initial application	1,354,278
Lease liability recognised as at January 1, 2019	1,354,278
Of which are:
Current lease liabilities	596,813
Non-current lease liabilities	757,465